Income Taxes - Summary of Income Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current													$ 138	$ 73	$ 4
Deferred													(52,533)	1,124	1,313
Income tax (benefit) expense	$ (53,281)		$ 287		$ 299		$ 300		$ 246	$ 383	$ 284	$ 284	$ (52,395)	$ 1,197	$ 1,317

[1]	The December 31, 2016 quarter includes a $53.7 million tax benefit related to the reversal of a portion of the Company’s deferred tax asset valuation allowance.